Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 136,269	$ 132,688	$ 101,539
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	124,789
Add: Comprehensive loss attributable to noncontrolling interest			235
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 163,998	$ 141,264	$ 125,024